General Information (Tables)	6 Months Ended
Jun. 30, 2016
General Information [Abstract]
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Domingo (ex Cap Domingo)	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Utirik Shipping Company Inc.	Marshall Islands	Cap Doukato	Marshall Islands	3,739	Feb-02	Feb-12	-
5	Dud Shipping Company Inc.	Marshall Islands	Pamina (ex Santa Pamina)	Marshall Islands	5,042	May-05	Nov-14	-
6	Kapa Shipping Company Inc.	Marshall Islands	YM Los Angeles	Marshall Islands	4,923	Dec-06	Apr-15	-
7	Mago Shipping Company Inc.	Marshall Islands	YM New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
8	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
9	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
10	Delap Shipping Company Inc.	Marshall Islands	March (ex YM March)	Marshall Islands	5,576	May-04	Sep-14	-
11	Jabor Shipping Company Inc.	Marshall Islands	Great (ex YM Great)	Marshall Islands	5,576	Apr-04	Oct-14	-
12	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
13	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
14	Lemongina Inc.	Marshall Islands	Garnet (ex Apl Garnet)	Marshall Islands	4,729	Aug-95	Nov-12	Sep-15
15	Nauru Shipping Company Inc. (Note 4)	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	Feb-16
Other Subsidiaries
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
17	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2016	2015
A	34%	23%
B	-	10%
C	14%	28%
D	22%	-
E	-	14%
F	-	13%